Investment Objectives and Goals - Calamos Least-Of Autocallable Income ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Least-Of Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Least-Of Autocallable Income ETF (the “Fund”) seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube US Equity Least-Of Autocallable Index (the “Autocallable Index”). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic least-of autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”), the coupon, autocall and principal outcomes of which are determined by reference to the least-performing of a basket of three exchange-traded funds — the SPDR® S&P 500® ETF Trust (“SPY”), the Invesco QQQ TrustSM, Series 1 (“QQQ”) and the iShares® Russell 2000® ETF (“IWM”) (together, the “Underlying Reference Basket,” and each a “Constituent”). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying least-of autocallable note (and not relative to the risk associated with investing in the Underlying Reference Basket or any Constituent), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple Autocallable notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time.